SCHEDULE OF LINE OF CREDIT WITH RELATED PARTY (Details) (Parenthetical) - USD ($)		1 Months Ended
	Apr. 04, 2019	Aug. 29, 2019	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Long-Term Line of Credit				$ 398,470
Kona Gold LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit from related party	$ 1,500,000
Line of Credit Facility, Interest Rate During Period	3.75%
Line of credit maturity	Apr. 04, 2023
Long-Term Line of Credit			1,352,651	1,369,651
Gold Leaf LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit from related party		$ 200,000
Line of Credit Facility, Interest Rate During Period		3.75%
Long-Term Line of Credit			$ 125,500	$ 125,500